INVENTORIES (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Classes of current inventories [abstract]
Consumable stores	R 232.7	R 197.5
Ore stockpiles	30.2	51.9
Gold in process	67.9	75.1
Finished inventories - Gold Bullion	82.8	64.8
Total inventories	413.6	389.3
Inventory carried at net realisable value includes:
Gold in process	0.0	8.5
Finished inventories - Gold Bullion	0.0	7.9
Write down to net realisable value included in movement in gold in process and finished stock	R 0.0	R (2.7)